Adoption of New and Revised Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2024
Adoption of New and Revised Accounting Standards [Abstract]
Schedule of Financial Statements in Future Periods

The Group’s Management has evaluated the impacts of the following revisions of standards and understands that its adoption has not caused a material impact and/or is not relevant to its financial statements.

Standard	Amendment
IAS 1	Classification of liabilities as current and non-current
IFRS 16	Lease liabilities in a sale and leaseback transaction
IAS 7	Reverse factoring
IFRS 7	Reverse factoring
Standard	Amendment
IAS 21	Lack of convertibility between currencies
IFRS 7	Classification and measurement of financial instruments
IFRS 9	Classification and measurement of financial instruments
IAS 28	Application of the equity method for the measurement of investments in subsidiaries
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Reduced disclosures for subsidiaries without public accountability